DEBT (Details)	0 Months Ended	12 Months Ended									12 Months Ended		1 Months Ended	3 Months Ended	12 Months Ended														12 Months Ended		12 Months Ended				12 Months Ended				12 Months Ended		12 Months Ended			12 Months Ended		12 Months Ended			12 Months Ended
	Mar. 26, 2010	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Vessel [Member] USD ($)	Dec. 31, 2011 Vessel [Member] USD ($)	Dec. 31, 2012 Restricted cash and investment [Member] USD ($)	Dec. 31, 2011 Restricted cash and investment [Member] USD ($)	Dec. 31, 2012 4.5% convertible bond due 2015	Mar. 26, 2010 4.5% convertible bond due 2015	Dec. 31, 2012 7.84% to 8.04% First Preferred Mortgage Term Notes due 2019 and 2021	Dec. 31, 2010 First Preferred Mortgage Term Notes Due 2015 [Member]	Mar. 31, 2012 US Dollar denominated fixed rate debt [Member] USD ($)	Mar. 31, 2012 US Dollar denominated fixed rate debt [Member] USD ($)	Dec. 31, 2012 US Dollar denominated fixed rate debt [Member] USD ($)	Dec. 31, 2012 US Dollar denominated fixed rate debt [Member] 4.5% convertible bond due 2015 USD ($)	Dec. 31, 2011 US Dollar denominated fixed rate debt [Member] 4.5% convertible bond due 2015 USD ($)	Aug. 25, 2011 US Dollar denominated fixed rate debt [Member] 4.5% convertible bond due 2015 USD ($)	May 24, 2011 US Dollar denominated fixed rate debt [Member] 4.5% convertible bond due 2015 USD ($)	Mar. 07, 2011 US Dollar denominated fixed rate debt [Member] 4.5% convertible bond due 2015 USD ($)	Feb. 22, 2011 US Dollar denominated fixed rate debt [Member] 4.5% convertible bond due 2015 USD ($)	Dec. 21, 2010 US Dollar denominated fixed rate debt [Member] 4.5% convertible bond due 2015 USD ($)	Sep. 08, 2010 US Dollar denominated fixed rate debt [Member] 4.5% convertible bond due 2015 USD ($)	Aug. 27, 2010 US Dollar denominated fixed rate debt [Member] 4.5% convertible bond due 2015 USD ($)	Jun. 02, 2010 US Dollar denominated fixed rate debt [Member] 4.5% convertible bond due 2015 USD ($)	May 21, 2010 US Dollar denominated fixed rate debt [Member] 4.5% convertible bond due 2015 USD ($)	Mar. 26, 2010 US Dollar denominated fixed rate debt [Member] 4.5% convertible bond due 2015 USD ($)	Mar. 26, 2010 US Dollar denominated fixed rate debt [Member] 4.5% convertible bond due 2015 NOK	Dec. 31, 2011 US Dollar denominated fixed rate debt [Member] 7.84% to 8.04% First Preferred Mortgage Term Notes due 2019 and 2021 USD ($)	Dec. 31, 2012 US Dollar denominated fixed rate debt [Member] 7.84% to 8.04% First Preferred Mortgage Term Notes due 2019 and 2021 USD ($)	Dec. 31, 2012 US Dollar denominated fixed rate debt [Member] First Preferred Mortgage Term Notes due 2021 [Member]	Dec. 31, 2012 US Dollar denominated fixed rate debt [Member] First Preferred Mortgage Term Notes due 2019 [Member]	Dec. 31, 2012 US Dollar denominated fixed rate debt [Member] First Preferred Mortgage Notes [Member] structure	Dec. 31, 2011 US Dollar denominated fixed rate debt [Member] First Preferred Mortgage Notes [Member]	Dec. 31, 2012 US Dollar denominated floating rate debt [Member] USD ($)	Dec. 31, 2011 US Dollar denominated floating rate debt [Member] Term Loan Facility Due 2017 [Member]	Jun. 30, 2008 US Dollar denominated floating rate debt [Member] Term Loan Facility Due 2017 [Member]	Jun. 30, 2008 US Dollar denominated floating rate debt [Member] Term Loan Facility Due 2017 [Member] Frontline 2012 Ltd [Member] USD ($)	Dec. 31, 2011 US Dollar denominated floating rate debt [Member] Term Loan Facility Due September 2013 [Member]	Sep. 30, 2008 US Dollar denominated floating rate debt [Member] Term Loan Facility Due September 2013 [Member] USD ($)	Dec. 31, 2011 US Dollar denominated floating rate debt [Member] Term Loan Facility Due 2020 [Member]	May 31, 2009 US Dollar denominated floating rate debt [Member] Term Loan Facility Due 2020 [Member]	May 31, 2009 US Dollar denominated floating rate debt [Member] Term Loan Facility Due 2020 [Member] Frontline 2012 Ltd [Member] USD ($)	Dec. 31, 2011 US Dollar denominated floating rate debt [Member] Secured Loan Facility Entered in June 2009 [Member]	Jun. 30, 2009 US Dollar denominated floating rate debt [Member] Secured Loan Facility Entered in June 2009 [Member] USD ($)	Dec. 31, 2011 US Dollar denominated floating rate debt [Member] Term Loan Facility Due in 2015 [Member] USD ($)	Jun. 30, 2010 US Dollar denominated floating rate debt [Member] Term Loan Facility Due in 2015 [Member]	Jun. 30, 2010 US Dollar denominated floating rate debt [Member] Term Loan Facility Due in 2015 [Member] Frontline 2012 Ltd [Member] USD ($)	Dec. 31, 2011 US Dollar denominated floating rate debt [Member] Term Loan Facility Due in 2013 [Member]	Dec. 31, 2011 US Dollar denominated floating rate debt [Member] Term Loan Facility 2 due in 2017 [Member] USD ($)	Dec. 31, 2010 US Dollar denominated floating rate debt [Member] Term Loan Facility 2 due in 2017 [Member] Frontline 2012 Ltd [Member] USD ($)
Debt Instrument [Line Items]
Total US Dollar floating rate and fixed rate debt		$ 483,992,000	$ 513,137,000													$ 215,000,000	$ 225,000,000												$ 288,137,000	$ 268,992,000
Credit facilities		0	376,000
Total debt		483,992,000	513,513,000												483,992,000																				0
Less: current portion of long-term debt		(20,700,000)	(19,521,000)
Long-term debt		463,292,000	493,992,000
Movement in debt [Roll Forward]
Balance at beginning of period		513,513,000												513,137,000	513,137,000																				376,000
Repurchase of debt carrying value		10,000,000											10,000,000		10,000,000																				0
Loan repayments		(19,521,000)													(19,145,000)																				(376,000)
Balance at end of period		483,992,000	513,513,000												483,992,000																				0
Repurchase of debt purchase price													5,400,000
Gain (Loss) on repurchase of debt instrument														4,600,000
Repurchase of debt percentage holding													4.40%
Number of tranches of term notes purchased			3
Term Loan Facility [Abstract]
Secured term loan facility, borrowing capacity																																						420,000,000		180,000,000			146,400,000		33,000,000			200,000,000			147,000,000
Secured term loan facility, maturity date																																				Dec. 31, 2017			Sep. 30, 2013		Dec. 31, 2020			Jun. 30, 2011		Dec. 31, 2015			Dec. 31, 2013	Dec. 31, 2017
Number of VLCC double hull vessels the Facility was used to acquire (in number of vessels)																																					2					2					2
Number of Suezmax double hull vessels the Facility was used to acquire (in number of vessels)																																					4			5
Number of vessels acquired with facility that were subsequently sold (in number of vessels)																																							4							1
Number of one year extensions to the original note (in number of extensions)																																													2
Number of VLCC double hull vessels refinanced using the Facility (in number of vessels)																																															1
Reductions in bank debt as a result of sale of a vessel during the period																																														52,200,000
Amount of debt drawn down																																																		72,000,000
Number of newbuilding double hull VLCC's the Facility was used to finance (in number of newbuildings)																																																		2
Convertible bonds due 2015 [Abstract]
Stated interest rate (in hundredths)									4.50%	4.50%		8.52%				4.50%											4.50%	4.50%
Debt instrument placed on private placement																											225,000,000
Convertible, conversion price (in dollars per share)																$ 36.5567				$ 36.5567			$ 37.0483		$ 38.0895		$ 39.00
Convertible Debt number of days up to April 14, 2015 to convert at conversion price	10
Convertible, reference price																											$ 29.7784	180.0045
USD/NOK exchange rate																											6.0448	6.0448
Dividend declared (in dollars per share)																		$ 0.02	$ 0.10		$ 0.10	$ 0.25		$ 0.75		$ 0.75
Minimum adjustment to conversion price, percent																						1.00%
Bond redemption features (in hundredths)																											100.00%	100.00%		100.00%
Bond redemption feature, minimum (in hundredths)																90.00%
Number of new shares to be issued (in shares)																6,154,822
First Preferred Mortgage Term Notes [Abstract]
Number of structures involved in financing and leasing transactions (in number of structures)																																	3
Number of structures involved in financing and leasing transactions matured in 2010 (in number of structures)																																	1
Stated interest rate range, minimum (in hundredths)											7.84%																		7.84%		7.84%
Stated interest rate range, maximum (in hundredths)											8.04%																		8.04%			8.04%
Effective interest rate (in hundredths)																																	7.91%	7.91%
Sinking fund redemption price (in hundredths)																																	100.00%
Make whole premium				2,100,000
Sinking fund [Abstract]
2012		20,700,000
2013		22,376,000
2014		24,174,000
2015		26,134,000
2016		28,243,000
Thereafter		147,365,000
Total		268,992,000
Maturities of Long-term Debt [Abstract]
2012		20,700,000
2013		22,376,000
2014		239,174,000
2015		26,134,000
2016		28,243,000
Thereafter		147,365,000
Total debt		483,992,000	513,513,000												483,992,000																				0
Assets pledged [Abstract]
Newbuildings		282,946,000	312,292,000		280,929,000	298,491,000
Restricted cash and investments (excluding amounts held in charter service reserve)							$ 86,280,000	$ 99,303,000